Intangible Assets, Net (Tables)	9 Months Ended	12 Months Ended
	Dec. 27, 2014	Mar. 29, 2014
Intangible Assets, Net
Schedule of net intangible assets

Net intangible assets as of December 27, 2014 and March 29, 2014 consisted of the following (in thousands):

	December 27, 2014
	Gross Carrying Amount	Accumulated Amortization	Net

Trademarks	$2,490	$(2,490)	$—
Customer list	7,300	(4,038)	3,262
Non-compete agreements	1,380	(723)	657
Below-market leases	5,318	(1,576)	3,742
Total definite lived	16,488	(8,827)	7,661
Trademarks-indefinite lived	50,100	—	50,100
Total intangible assets	$66,588	$(8,827)	$57,761

	March 29, 2014
	Gross Carrying Amount	Accumulated Amortization	Net

Trademarks	$2,490	$(2,490)	$—
Customer list	7,300	(2,732)	4,568
Non-compete agreements	1,380	(500)	880
Below-market leases	5,318	(1,143)	4,175
Total definite lived	16,488	(6,865)	9,623
Trademarks-indefinite lived	50,100	—	50,100
Total intangible assets	$66,588	$(6,865)	$59,723

Net intangible assets consisted of the following (in thousands):

	March 29, 2014
	Gross carrying amount	Accumulated amortization	Net	Weighted average useful life

Intangible assets
Trademarks	$2,490	$(2,490)	$—	0.9
Customer list	7,300	(2,732)	4,568	5.0
Non-compete agreements	1,380	(500)	880	4.7
Below-market leases	5,318	(1,143)	4,175	10.4

Total definite lived	16,488	(6,865)	9,623
Trademarks—indefinite lived	50,100	—	50,100

Total intangible assets	$66,588	$(6,865)	$59,723

	March 30, 2013
	Gross carrying amount	Accumulated amortization	Net	Weighted average useful life

Intangible assets
Trademarks	$1,550	$(1,338)	$212	1.1
Customer list	6,700	(1,292)	5,408	5.0
Non-compete agreements	1,200	(211)	989	4.9
Below-market leases	2,032	(524)	1,508	6.7

Total definite lived	11,482	(3,365)	8,117
Trademarks—indefinite lived	49,900	—	49,900

Total intangible assets	$61,382	$(3,365)	$58,017

Schedule of estimated future amortization of intangible assets	As of December 27, 2014, estimated future amortization of intangible assets was as follows (in thousands):
Fiscal year

2015	$631
2016	2,324
2017	1,772
2018	777
2019	438
Thereafter	1,719
Total	$7,661

As of March 29, 2014, estimated future amortization of intangible assets was as follows (in thousands):

Fiscal year

2015	$2,308
2016	2,225
2017	1,993
2018	947
2019	500
Thereafter	1,650

Total	$9,623